Average Annual Total Returns - PROFUND VP JAPAN	None OneYear	None FiveYears	None TenYears	None Inception Date	Nikkei 225 Stock Average - USD Terms OneYear		Nikkei 225 Stock Average - USD Terms FiveYears		Nikkei 225 Stock Average - USD Terms TenYears		Nikkei 225 Stock Average - Local (Yen) Terms OneYear		Nikkei 225 Stock Average - Local (Yen) Terms FiveYears		Nikkei 225 Stock Average - Local (Yen) Terms TenYears
Total	15.93%	7.89%	9.02%	May 01, 2002	24.47%	[1]	13.14%	[1]	9.83%	[1]	18.26%	[1]	9.73%	[1]	12.52%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.